COMMITMENTS AND CONTINGENCIES - Schedule of Notes Payable (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
Total	$ 17,832,509	$ 22,607,061
Less: current portion	(13,162,007)	(10,383,177)
Total, net of current portion	$ 4,670,502	$ 12,223,884